Payroll and Payroll Taxes Payable - Schedule of Payroll and Taxes Payable (Details) (10K) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Payables and Accruals [Abstract]
Accrued payroll - Officer	$ 993,000	$ 915,000	$ 762,000
Accrued payroll - Employee	128,105	128,105	128,105
Accrued payroll taxes	518,275	439,399	265,981
Payroll and taxes payable	$ 1,639,380	$ 1,482,504	$ 1,156,086